CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 1,397	$ 88,853	$ (85,331)	$ 4,919
Balance, shares at Dec. 31, 2020	1,999,875
Exercise of options & convertible loans	$ 631	8,949		9,580
Exercise of options & convertible loans (Shares)	824,063
Share based compensation		31		31
Net loss			(10,138)	(10,138)
Balance at Dec. 31, 2021	$ 2,028	97,833	(95,469)	$ 4,392
Balance, shares at Dec. 31, 2021	2,823,938			2,823,937
Conversion of loans	$ 36	175		$ 211
Conversion of loans (Shares)	54,396
Exercise of options	$ 1			1
Exercise of options (Shares)	1,650
Share based compensation		138		138
Share Issuance for a total consideration of $6,389 net of $543 issuance expenses	$ 992	4,854		5,846
Share Issuance for a total consideration of $6,389 net of $543 issuance expenses (Shares)	1,326,343
Net loss			(7,457)	(7,457)
Balance at Dec. 31, 2022	$ 3,057	$ 103,000	$ (102,926)	$ 3,131
Balance, shares at Dec. 31, 2022	4,206,327			4,206,327